Intangible Assets (Details) - Schedule of Remaining Useful Lives of the Intangible Assets	12 Months Ended
Dec. 31, 2023
Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	1 year
Customer Relationship [Member] | Bottom of range [member]
Intangible Assets (Details) - Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	3 years
Customer Relationship [Member] | Top of range [member]
Intangible Assets (Details) - Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	5 years
Customer Contract [Member]
Intangible Assets (Details) - Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	3 years
Service concession rights [member] | Bottom of range [member]
Intangible Assets (Details) - Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	1 year
Service concession rights [member] | Top of range [member]
Intangible Assets (Details) - Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	14 years
Software [Member]
Intangible Assets (Details) - Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	2 years
Patent [Member]
Intangible Assets (Details) - Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	2 years